Condensed Combined and Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (11,295,862)	$ (8,849,063)	$ (34,185,142)	$ (45,836,836)	$ (19,567,427)	$ (28,599,424)
Other comprehensive income/(loss):
Foreign currency translation adjustment	(147,929)	(61,175)	160,980	(492,064)	79,352	184,533
Total other comprehensive income/(loss)	(147,929)	(61,175)	160,980	(492,064)	79,352	184,533
Comprehensive loss	$ (11,443,791)	$ (8,910,238)	$ (34,024,162)	$ (46,328,900)	$ (19,488,075)	$ (28,414,891)